Related party disclosures	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Related party disclosures

27 Related party disclosures

The Group has a number of transactions and relationships with related parties, as defined in IAS 24 Related Party Disclosures, all of which are undertaken in the normal course of business. Transactions with CTBAT International Limited are not included in these disclosures as it is a joint operation and the results are immaterial to the Group.

As explained in note 24, during the year the Group completed the acquisition of the remaining 57.8% of RAI not already owned. This transaction has not been included in the table below.

Transactions and balances with associates relate mainly to the sale and purchase of cigarettes and tobacco leaf. Amounts receivable from associates in respect of dividends included in the table below were £nil million (2016: £221 million; 2015: £145 million). The Group’s share of dividends from associates, included in other net income in the table below, was £688 million (2016: £1,024 million; 2015: £640 million).

	2017 £m	2016 £m	2015 £m

Transactions

– revenue	366	370	38

– purchases	(218)	(298)	(270)

– other net income	699	1,023	639

Amounts receivable at 31 December	40	270	190

Amounts payable at 31 December	(1)	(2)	(20)

On 17 December 2012, a wholly owned subsidiary of the Group, BATUS Japan Inc. (BATUSJ), entered into an Amendment and Extension Agreement (referred to as the Amendment) with a wholly owned subsidiary of RAI, R.J. Reynolds Tobacco Company (referred to as RJRTC). The Amendment modifies the American-blend Cigarette Manufacturing Agreement (referred to as the 2010 Agreement), effective as of 1 January 2010.

Prior to the Amendment, the term of the 2010 Agreement was scheduled to expire on 31 December 2014, subject to early termination and extension provisions. Pursuant to the Amendment, the Manufacturing Agreement would remain in effect beyond 31 December 2014, provided that either RJRTC or BATUSJ may terminate the Manufacturing Agreement by furnishing three years’ notice to the other party, such notice was given in January 2016. As a result of early termination of this agreement the Group agreed to a compensation payment of US$90 million of which US$7 million were paid to RJRTC on 22 September 2016, with the Group recognising the full expense of US$90 million as required by IFRS in 2016. The balance was paid in March 2017.

During 2017, the Group acquired the remaining 49% interest in IPRESS d.o.o. and a further 0.01% interest in BAT Chile Operaciones S.A. The combined costs are less than a £1 million.

During 2016, the Group received proceeds of £23 million in respect of its participation in the share buy-back programme conducted by RAI. This programme ceased in the fourth quarter of 2016.

During 2016, the Group acquired the remaining 1% interest in Souza Cruz at a cost of £70 million. This transaction is shown as a £4 million increase in reserves attributable to the owners of the parent and a £4 million reduction in reserves attributable to non-controlling interests in note 19.

As explained in note 12, contributions to the British American Tobacco UK Pension Fund are secured by a charge over the Group’s Head Office (Globe House) up to a maximum of £150 million.

27 Related party disclosures continued

The key management personnel of British American Tobacco consist of the members of the Board of Directors of British American Tobacco p.l.c. and the members of the Management Board. No such person had any material interest during the year in a contract of significance (other than a service contract) with the Company or any subsidiary company. The term key management personnel in this context includes their close family members.

	2017 £m	2016 £m	2015 £m

The total compensation for key management personnel, including Directors, was:

– salaries and other short-term employee benefits	24	18	20

– post-employment benefits	5	3	4

– share-based payments	16	12	11

	45	33	35

The following table shows the aggregate emoluments of the Directors of the Company.

	Executive Directors			Chairman			Non-Executive Directors			Total

	2017 £'000	2016 £'000	2015 £'000	2017 £'000	2016 £'000	2015 £'000	2017 £'000	2016 £'000	2015 £'000	2017 £'000	2016 £'000	2015 £'000

Salary; fees; benefits; incentives

– salary	2,122	2,057	2,042	–	–	–	-	-	-	2,122	2,057	2,042

– fees	–	–	–	660	645	642	1,042	1,051	1,138	1,702	1,696	1,780

– taxable benefits	385	335	259	129	106	85	195	122	153	709	563	497

– short-term incentives	4,689	4,622	3,940	–	–	–	-	–	–	4,689	4,622	3,940

– long-term incentives	10,192	4,483	647	–	–	–	-	–	–	10,192	4,483	647

Sub-total	17,388	11,497	6,888	789	751	727	1,237	1,173	1,291	19,414	13,421	8,906

Pension; other emoluments

– pension	612	634	936	–	–	–	–	–	–	612	634	936

– other emoluments	50	44	51	–	–	–	–	–	–	50	44	51

Sub-total	662	678	987	–	–	–	–	–	–	662	678	987

Total emoluments	18,050	12,175	7,875	789	751	727	1,237	1,173	1,291	20,076	14,099	9,893

27 Related party disclosures continued

Aggregate gains on LTIP shares exercised in the year

	Award	Exercised LTIP shares	Exercise date	Price per share (£)	Aggregate gain (£)

Nicandro Durante	28 Mar 2014	62,123	28 Mar 2017	52.11	3,237,230

Ben Stevens	28 Mar 2014	34,605	03 Apr 2017	52.92	1,831,297

LTIP - Value of awards 2014

	Shares	Price per share (£)[1]	Face value (£)

Nicandro Durante	135,052	32.58	4,399,994

Ben Stevens	75,230	32.58	2,450,993

1	For information only as awards are made as nil cost options.

Sharesave - Aggregate Gains 2017

	Award date	Shares	Exercise date	Price per share (£)	Aggregate gain (£)

Nicandro Durante	28 Mar 2012	591	16 Oct 2017	48.49	13,667

Sharesave - Value of award 2012

	Shares	Price per share (£)	Face value (£)

Nicandro Durante	591	25.36	14,988

1	BAT Annual Report and Form 20-F 2017